Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Significant Industry Concentrations Related to Credit Exposure
Significant industry concentrations related to credit exposure at Dec. 31, 2014 are disclosed in the financial institutions portfolio exposure table and the commercial portfolio exposure table below.

Financial institutions portfolio exposure (in billions)	Dec. 31, 2014
	Loans	Unfunded commitments	Total exposure
Banks	$7.6	$1.7	$9.3
Asset managers	2.0	4.8	6.8
Securities industry	3.1	1.1	4.2
Insurance	0.1	4.0	4.1
Government	0.1	2.9	3.0
Other	0.4	1.0	1.4
Total	$13.3	$15.5	$28.8

Commercial portfolio exposure (in billions)	Dec. 31, 2014
	Loans	Unfunded commitments	Total exposure
Services and other	$0.8	$5.9	$6.7
Energy and utilities	0.5	5.6	6.1
Manufacturing	0.3	5.7	6.0
Media and telecom	0.1	1.5	1.6
Total	$1.7	$18.7	$20.4

Summary of Off-Balance Sheet Credit Risks, Net of Participations
The following table presents a summary of our off-balance sheet credit risks, net of participations.

Off-balance sheet credit risks	Dec. 31,	Dec. 31,
(in millions)	2014	2013
Lending commitments (a)	$33,273	$34,039
Standby letters of credit (b)	5,767	6,721
Commercial letters of credit	255	310
Securities lending indemnifications (c)	304,386	244,382

(a)	There were no participations at Dec. 31, 2014. Net of participations totaling $6 million at Dec. 31, 2013.

(b)	Net of participations totaling $894 million at Dec. 31, 2014 and $720 million at Dec. 31, 2013.

(c)	Excludes the indemnification for securities for which BNY Mellon acts as an agent on behalf of CIBC Mellon clients, which totaled $64 billion at Dec. 31, 2014 and $60 billion at Dec. 31, 2013.

Standby Letters of Credits by Investment Grade	The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31,	Dec. 31,
	2014	2013
Investment grade	88%	86%
Non-investment grade	12%	14%